Note 7 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	March 31,		March 31,
	2025		2024
	Amount	%	Amount	%
Tax benefit at the U.S. federal statutory rate	$(2,396)	21.00%	$(3,239)	21.00%
Tax rate change	—	—	—	—
Permanent differences	5	(0.05)%	1,697	(11.01)%
Return to provision	(44)	0.39%	(69)	0.45%
Change in state rate	234	(2.05)%	(190)	1.23%
State tax (net of federal benefit)	(63)	0.55%	(192)	1.24%
Valuation allowance	2,264	(19.84)%	1,993	(12.91)%
Effective income tax rate	$—	—%	$—	—%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	March 31,	March 31,
	2025	2024
Assets related to:
Capitalized R&D costs	$1,380	$602
Net operating losses	761	2,643
Accruals and reserves	3,438	72
Stock-based compensation	450	142
Total deferred tax assets	6,029	3,459
Valuation allowance for deferred tax assets	(5,723)	(3,459)
Net deferred tax assets	306	—
Liabilities related to:
Section 481A method change	(306)	—
Net deferred tax liabilities	(306)	—
Net deferred tax	$—	$—